FAIR VALUE MEASUREMENT (Details 3) (Investment in the Series A Preferred Shares of an unlisted PRC company) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at the beginning of the period		$ 275	1,716
Investment	1,259
Changes in fair value	457
Fair value at the end of the period	1,716	$ 275	1,716